Mortgage Notes Payable, Net (Mortgage Notes) (Details) $ in Thousands	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding loan amount	$ 1,229,210
Effective Interest Rate	3.29%	4.14%
Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	68
Outstanding loan amount	$ 550,361	$ 537,533
Effective Interest Rate	3.94%	3.90%
Deferred financing costs, net of accumulated amortization	$ (6,191)	$ (7,718)
Mortgage premiums and discounts, net	(1,472)	(1,531)
Mortgage notes payable, net	$ 542,698	528,284
Palm Valley Medical Plaza - Goodyear, AZ | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	1
Outstanding loan amount	$ 2,998	$ 3,112
Effective Interest Rate	4.15%	4.15%
Medical Center V - Peoria, AZ | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	1
Outstanding loan amount	$ 2,786	$ 2,884
Effective Interest Rate	4.75%	4.75%
Fox Ridge Bryant - Bryant, AR | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	1
Outstanding loan amount	$ 7,133	$ 7,283
Effective Interest Rate	3.98%	3.98%
Fox Ridge Chenal - Little Rock, AR | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	1
Outstanding loan amount	$ 16,390	$ 16,695
Effective Interest Rate	3.98%	3.98%
Fox Ridge North Little Rock - North Little Rock, AR | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	1
Outstanding loan amount	$ 10,170	$ 10,359
Effective Interest Rate	3.98%	3.98%
Capital One MOB Loan | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	41
Outstanding loan amount	$ 378,500	$ 378,500
Effective Interest Rate	3.71%	3.71%
Multi-Property CMBS Loan | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	21
Outstanding loan amount	$ 118,700	$ 118,700
Effective Interest Rate	4.60%	4.60%
Shiloh - Illinois (4) | Mortgage Notes Payable
Debt Instrument [Line Items]
Encumbered properties | property	1
Outstanding loan amount	$ 13,684	$ 0
Effective Interest Rate	4.34%	0.00%